COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

	RMB	US$

2018	30,217	4,644
2019	28,154	4,327
2020	24,630	3,786

	83,001	12,757

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties. For the years ended December 31, 2015, 2016 and 2017, total rental expenses for all operating leases amounted to approximately RMB4,013, RMB11,421 and RMB29,170 (US$4,483), respectively.

Uncertain Income tax position

As of December 31, 2016 and 2017, the Group has recognized approximately RMB38,457 and RMB24,298 (US$3,735), respectively, as an accrual for unrecognized tax benefits, including related interest and penalties. The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2016, and 2017, the Group classified the accrual of RMB38,457 and RMB24,298 (US$3,735), respectively, as a long-term payable.

Variable interest entity structure

In the opinion of management, (i) the ownership structure of the Company and its VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with VIEs are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with VIEs is remote based on current facts and circumstances.

Contractual Arrangements among the Company and the VIEs

Under applicable PRC tax laws and regulations, arrangements and transactions among related parties may be subject to audit or scrutiny by the PRC tax authorities within ten years after the taxable year when the arrangements or transactions are conducted. The Company could face material and adverse tax consequences if the PRC tax authorities were to determine that the Contractual Arrangements among the Company and the respective VIEs were not entered into on an arm’s-length basis and therefore constituted unfavorable transfer pricing arrangements. Unfavorable transfer pricing arrangements could, among other things, result in an upward adjustment on taxation. In addition, the PRC tax authorities may impose interest on late payments on the Company and the respective VIEs for the adjusted but unpaid taxes. In the opinion of management, the likelihood of such an upward adjustment on taxation and related interest is remote based on current facts and circumstances.

Guarantees

The Group accounts for guarantees in accordance with ASC topic 460 (“ASC 460”), Guarantees. Accordingly, the Group evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

The memorandum and articles of association of the Company require that the Company indemnify its officers and directors, as well as those who act as directors and officers of other entities at the Company’s request, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings arising out of their services to the Company. The indemnification obligations are more fully described in the memorandum and articles of association. The Company purchases standard directors and officers insurance to cover claims or a portion of the claims made against its directors and officers. Since a maximum obligation is not explicitly stated in the Company’s memorandum and articles of association and will depend on the facts and circumstances that arise out of any future claims, the overall maximum amount of the obligations cannot be reasonably estimated.

Historically, the Group has not been required to make payments related to these obligations, and the fair value for these obligations is zero as of December 31, 2016 and 2017.

Indemnity Cost

On September 12, 2016, the Group entered into an agreement, approved by the U.S. District Court to settle outstanding legal proceedings relating to a stockholder class action lawsuit during the period between November 22, 2013 and February 25, 2015 for USD 2,500, with USD1,500 paid by the Group and USD1,000 covered by the insurance company. As of December 31, 2016, the amount was fully funded, and the stockholder class action lawsuit has since been settled. There was no any other related lawsuit or indemnity cost occurred in 2017.